Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,412	$ 4,752
Loans to customers	143	166
Interest receivable	19	6
Other receivables	1,094	846
Current trade and other receivable	6,375	6,566
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,412	4,752
Loans to customers	188	179
Interest receivable	19	6
Other receivables	1,094	846
Current trade and other receivable	5,713	5,783
Neither Impaired Nor Past Due on the Reporting Date [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,092	4,369
Loans to customers	176	179
Interest receivable	19	6
Other receivables	1,051	803
Current trade and other receivable	5,338	5,357
Not Impaired as of the Reporting Date and Past [Member] | Less Than 30 Days [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	239	265
Loans to customers	4
Other receivables	13	19
Current trade and other receivable	256	284
Not Impaired as of the Reporting Date and Past [Member] | Between 30 and 59 Day [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	52	47
Loans to customers	5
Other receivables	26	6
Current trade and other receivable	83	53
Not Impaired as of the Reporting Date and Past [Member] | Between 60 and 89 Days [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	20	40
Loans to customers	3
Other receivables	4	14
Current trade and other receivable	27	54
Not Impaired as of the Reporting Date and Past [Member] | More Than 90 Days [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	9	31
Other receivables		4
Current trade and other receivable	$ 9	$ 35